Compensation Stock-based Award Activity (FY) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested at December 31, 2016 | $ / shares	$ 10.20
Granted | $ / shares	10.20
Vested | $ / shares	10.20
Assumed | $ / shares	10.20
Forfeited | $ / shares	10.20
Nonvested at December 31, 2017 | $ / shares	$ 10.20
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at December 31, 2016	10
Granted	10
Vested	(2)
Assumed	0
Forfeited	0
Nonvested at December 31, 2017	18
Phantom Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at December 31, 2016	0
Granted	0
Vested	0
Assumed	2,450
Forfeited	(4)
Nonvested at December 31, 2017	2,446